NOTES AND LOANS PAYABLE (Details - Long term debt maturity)	Dec. 31, 2023 USD ($)
Debt Disclosure [Abstract]
2024	$ 2,136,077
2025	4,989
2026	4,989
2027	4,989
2028	4,989
Thereafter	124,710
Total	$ 2,280,743